Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings per share
Earnings per share

Year ended December 31,	2010	2009	2008
(Dollars and shares in thousands,
except earnings per share)
Net income attributable to U.S. Cellular shareholders	$136,074	$209,547	$35,705

Weighted average number of shares used
in basic earnings per share	86,128	86,946	87,457
Effect of dilutive securities:
Stock options	89	21	150
Restricted stock units	301	201	147
Weighted average number of shares used
in diluted earnings per share	86,518	87,168	87,754

Basic earnings per share attributable to
U.S. Cellular shareholders	$1.58	$2.41	$0.41

Diluted earnings per share attributable to
U.S. Cellular shareholders	$1.57	$2.40	$0.41

Summary of antidilutive shares
Summary of antidilutive shares
	2010	2009	2008
(Shares in thousands)
Stock options	1,771	2,045	1,103

Restricted stock units	224	193	176